Salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries and other employee expenses
Wages and salaries	$ 13,717	$ 13,232	$ 18,487
Payroll taxes	1,722	1,721	2,120
Personnel benefits	5,383	8,867	6,732
Share-based payments	640	359	650
Total	$ 21,462	$ 24,179	$ 27,989